Significant judgments and sources of estimation uncertainties - Trade accounts and other receivables from unrelated parties and expected credit losses (Details) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) country	Dec. 31, 2020 EUR (€)
Trade accounts and other receivables from unrelated parties and expected credit losses
Trade accounts and other receivables from unrelated parties | €	€ 3,409,061	€ 3,153,045
Number of countries Company sells health care products | country	150
Number of countries Company sells health care services | country	50
Additional percentage of uncollectible receivables for sensitivity analysis	1.00%
Percentage of operating income reduced, if 1% of trade accounts receivable were uncollectible	1.90%
North America Segment
Trade accounts and other receivables from unrelated parties and expected credit losses
Number of days collection process started, after service is provided or upon the expiration of the time provided by contract	30 days
Allowances/Expected credit losses
Trade accounts and other receivables from unrelated parties and expected credit losses
Trade accounts and other receivables from unrelated parties | €	€ (163,929)	€ (142,372)